Investments in securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 3,362	$ 3,797
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	3,341	3,793
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,884	1,909
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	158	177
At fair value | Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,299	1,707
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	21	4
Equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,533	1,710
Equity securities at fair value through other comprehensive income	1,533	1,710
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,829	2,087
Equity securities at fair value through other comprehensive income	1,308	1,306
Debt securities at amortised cost	21	4
Debt securities at fair value through profit or loss	$ 500	$ 777